Inverse Emerging Markets 2x Strategy Fund Investment Strategy - Class A and Class C [Member] - Inverse Emerging Markets 2x Strategy Fund	Aug. 01, 2025
Prospectus [Line Items]
Strategy [Heading]	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]	The Fund employs as its investment strategy a program of engaging in short sales of securities generally included in the underlying index and investing in leveraged derivative instruments, which primarily consist of equity index swaps and swaps on exchange-traded funds (“ETFs”), futures contracts, and options on securities, futures contracts, and stock indices. While the Fund may write (sell) and purchase swaps, it expects primarily to sell swaps. The Advisor attempts to consistently apply leverage to increase the Fund's exposure to -200% of the underlying index, and expects to rebalance the Fund’s holdings daily to maintain such exposure. The Fund’s investment in derivatives serves as a substitute for directly selling short each of the securities included in the underlying index and produces inverse leveraged exposure to the underlying index. The Fund also may invest in ETFs that provide exposure to emerging market countries and in American Depositary Receipts (“ADRs”) to gain exposure to the Fund's benchmark. While the Fund anticipates investing in these instruments to seek to achieve its investment objective, the extent of the Fund’s investment in these instruments may vary from day to day depending on a number of different factors, including price, availability, and general market conditions. Certain of the Fund’s derivatives investments may be traded in the over-the-counter (“OTC”) market. Under normal circumstances, the Fund will invest at least 80% of its net assets, plus any borrowings for investment purposes, in financial instruments with economic characteristics that should perform opposite to the securities of companies included in the underlying index. Investments in derivative instruments, such as futures, options and swap agreements, have the economic effect of creating financial leverage in the Fund’s portfolio because such investments may give rise to losses that exceed the amount the Fund has invested in those instruments. Financial leverage will magnify, sometimes significantly, the Fund’s exposure to any increase or decrease in prices associated with a particular reference asset resulting in increased volatility in the value of the Fund’s portfolio. The value of the Fund’s portfolio is likely to experience greater volatility over short-term periods. While such financial leverage has the potential to produce greater gains, it also may result in greater losses, which in some cases may cause the Fund to liquidate other portfolio investments at a loss to comply with limits on leverage imposed by the Investment Company Act of 1940, satisfy margin or collateral requirements, or meet redemption requests. The S&P Emerging 50 ADR Index is a capitalization weighted index comprised of the 50 largest emerging market based ADRs having a free-float market capitalization ranging from approximately $4.5 billion to $901.5 billion as of June 30, 2025. The Fund’s investments may expose the Fund to the risk of fluctuations in the value of foreign currencies in comparison to the U.S. dollar. The Fund generally does not intend to hedge such foreign currency exposure. To the extent the Fund’s underlying index is concentrated in a particular industry the Fund will necessarily be concentrated in that industry. As of June 30, 2025, the underlying index components, and thus the Fund’s investments, are concentrated (i.e., more than 25% of its assets) in securities issued by companies in the Banks Industry, a separate industry within the Financials Sector, Broadline Retail Industry, a separate industry within the Consumer Discretionary Sector, and Semiconductors & Semiconductor Equipment Industry, a separate industry within the Information Technology Sector. The industries in which the underlying index components, and thus the Fund's investments, may be concentrated will vary as the composition of the underlying index changes over time.Also, while the Fund’s sector exposure may vary over time, as of June 30, 2025, the Fund has significant exposure to the Communication Services Sector, Consumer Discretionary Sector, Financials Sector, Information Technology Sector, and Materials Sector, as each sector is defined by the Global Industry Classification Standard, a widely recognized industry classification methodology developed by MSCI, Inc. and Standard & Poor’s Financial Services LLC. On a day-to-day basis, the Fund may hold U.S. government securities or cash equivalents. The Fund also may enter into repurchase agreements with counterparties that are deemed to present acceptable credit risks. In an effort to ensure that the Fund is fully invested on a day-to-day basis, the Fund may conduct any necessary trading activity at or just prior to the close of the U.S. financial markets. The Fund is non-diversified and, therefore, may invest a greater percentage of its assets in a particular issuer in comparison to a diversified fund.
Strategy Portfolio Concentration [Text]	To the extent the Fund’s underlying index is concentrated in a particular industry the Fund will necessarily be concentrated in that industry. As of June 30, 2025, the underlying index components, and thus the Fund’s investments, are concentrated (i.e., more than 25% of its assets) in securities issued by companies in the Banks Industry, a separate industry within the Financials Sector, Broadline Retail Industry, a separate industry within the Consumer Discretionary Sector, and Semiconductors & Semiconductor Equipment Industry, a separate industry within the Information Technology Sector. The industries in which the underlying index components, and thus the Fund's investments, may be concentrated will vary as the composition of the underlying index changes over time.